RELATED PARTY TRANSACTIONS (Details Narrative) - President [Member] - USD ($)	Dec. 31, 2015	Jun. 30, 2015
Shuhai [Member]
Amount due to President		$ 58,917
Datasea [Member]
Amount due to President	$ 65,281